Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	15,780	15,387
Preferred stock, shares outstanding (in shares)	15,780	15,387
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	2,304,630	2,304,630
Common stock, shares outstanding (in shares)	2,304,630	2,304,630